Net Loss Per Share Attributable to Common Shareholders - Summary of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss	$ (40,335)	$ (6,387)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders		(1,507)
Net loss attributable to common shareholders, basic and diluted	$ (40,335)	$ (7,894)
Weighted-average shares of common stock outstanding	13,351,866	10,155,122
Less: weighted-average shares of common stock subject to vesting	(369,394)	(205,747)
Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	12,982,472	9,949,376
Loss per share attributable to common shareholders, basic and diluted	$ (3.11)	$ (0.79)